Financial Statements Select Asset Fund III Years ended December 31, 2002 and 2001 with Report of Independent Auditors

Select Asset Fund III

Financial Statements

Year ended December 31, 2002

Contents

Report of Independent Auditors 1

Financial Statements

Statement of Assets and Liabilities 2

Statement of Operations 3

Statements of Changes in Net Assets 4

Notes to Financial Statements 5

Other Financial Information

Portfolio of Investments in Securities 11

Report of Independent Auditors

Board of Trustees and Stockholder

Select Asset Fund III

We have audited the accompanying statement of assets and liabilities of Select Asset Fund III, including the portfolio of investments in securities, as of December 31, 2002, and the related statement of operations for the year then ended, and the statements of changes in net assets for the two years then ended. These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Select Asset Fund III at December 31, 2002, the results of its operations for the year then ended, and the changes in its net assets for the two years in the period then ended in conformity with accounting principles generally accepted in the United States.

January 27, 2003

Select Asset Fund III

Statement of Assets and Liabilities

Year ended December 31, 2002

Assets
Investments in securities, at fair value (cost $386,980,195)	$ 281,314,304
Dividends receivable	531,567
Interest receivable	2,754
Prepaid expenses	24,046
Total assets	281,872,671

Liabilities
Common stock dividend payable	3,191,114
AMPS dividends payable	32,500
Accrued expenses	189,206
Notes payable	367,500
Accrued interest expense	7,109
Total liabilities	3,787,429

Series B Auction Market Preferred Stock, $.01 par
value at liquidation preference $100,000 per share,
1,000 shares authorized, issued and outstanding	100,000,000
Net assets applicable to common shareholder	$ 178,085,242

Net assets are represented by:
Common stock at par value, $.01 per share,
199,998,400 shares authorized, 23,106,557 shares
issued and outstanding	$ 231,066
Additional paid-in capital	293,874,838
Accumulated net realized loss on investments	(10,338,287)
Distribution in excess of net investment income	(16,484)
Net unrealized depreciation of investments	(105,665,891)
Net assets applicable to common shareholder	$ 178,085,242

Net asset value per common share outstanding	$ 7.71

See accompanying notes.

Select Asset Fund III

Statement of Operations

Year ended December 31, 2002

Investment income
Dividend income	$ 6,044,318
Interest income	22,877
Total investment income	6,067,195

Expenses
Administration fees (Note 2)	918,347
Management fees (Note 2)	18,367
Broker dealer fee	318,072
Audit fees	45,000
Interest expense	25,747
Rating agency fees	65,625
Trustee fees (Note 2)	25,000
Auction agent fee	15,899
Insurance	14,132
Legal expenses	4,997
Other expenses	500
Total expenses	1,451,686
Fees waivers	(799,513)
Net expenses	652,173
Net investment income	$ 5,415,022

Net realized and unrealized gains (losses)
on investments:
Net realized loss on investments	(7,942,290)
Net unrealized depreciation of investments	(60,892,314)
Unrealized depreciation distributed to common stockholder (Note 2)	(28,668,220)
Auction market preferred stock dividends	(2,223,908)
Net decrease in net assets resulting from operations	$ (94,311,710)

See accompanying notes.

Select Asset Fund III

Statements of Changes in Net Assets

	Years ended December 31
	2002	2001

From operations:
Net investment income	$ 5,415,022	$ 3,819,304
Net realized loss on investments	(7,942,290)	(2,314,030)
Net change in unrealized depreciation
on investments	(60,892,314)	(33,311,778)
Unrealized depreciation distributed to
common stockholder (Note 2)	(28,668,220)	-
Auction market preferred stock dividends	(2,223,908)	(3,135,016)
Decrease in net assets resulting from operations	(94,311,710)	(34,941,520)

Dividends to stockholders from net investment income:
Common stock	(3,191,114)	(684,288)

Increase (decrease) from capital transactions:
Additional paid-in-capital	60,684,288	144,568,245
Distribution of capital to common stockholder (Note 2)	(56,245,964)	-
	4,438,324	144,568,245
Total increase (decrease) in net assets	(93,064,500)	108,942,437

Net assets:
Beginning of year	271,149,742	162,207,305
End of year	$ 178,085,242	$ 271,149,742

See accompanying notes.

1. Organization and Significant Accounting Policies

The Select Asset Fund III (the Fund) is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended. The Fund commenced investment operations on August 24, 2000.

The Fund's objective is long-term capital appreciation with income as a secondary objective. The Fund's investments consist primarily of common stocks of large and medium capitalization U.S. companies. The Fund's investment portfolio must conform to certain rating agency asset coverage tests so long as the Fund has preferred stock outstanding.

The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements.

Security Valuation

Investments in securities traded on a national securities exchange (or reported on the Nasdaq National Market) are valued at the last reported sales price on the primary exchange. Investments with maturities less than 60 days are valued at amortized cost which approximates fair value.

Security Transactions

Security transactions are accounted for on a trade date plus one business day basis which does not differ materially from a trade date basis. The cost of securities sold is determined using the identified cost method. Dividend income is recorded on ex-dividend date and interest income is recorded on the accrual basis.

Federal Income Taxes

It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute its taxable income to stockholders. Therefore, no provision for Federal income tax is required.

1. Organization and Significant Accounting Policies (continued)

Distribution of Income and Gains

The Fund distributes substantially all of its taxable income in excess of the dividends paid to the preferred stockholders to the common stockholder. Dividends to the common stockholder are declared and paid at least annually. Net capital gains, if any, are generally distributed annually.

The character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States. Amounts distributed in excess of taxable income and net realized capital gains, if any, are considered a return of capital.

Use of Estimates

Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ from these amounts.

Reclassification

Certain amounts have been reclassified to conform to the current year presentation.

2. Related Party Transactions

A collective trust fund for employee benefit plans is the sole common stockholder of the Fund. Certain officers and trustees of the Fund are affiliated with the common stockholder. The President and Chief Executive Officer of the Fund received $10,000 in annual compensation during 2002 and 2001. No other fees or expenses were paid to affiliated officers and trustees.

Comerica Bank and Trust, National Association serves as both custodian and administrator for the Fund and receives a fee based on a percentage of net assets outstanding. An affiliate of Comerica Bank and Trust, National Association serves as investment advisor to the Fund. The annual investment management fee, which has been voluntarily waived by the investment manager for 2002 and 2001, is 0.005% of total assets less liabilities. The administration fee is 0.25% of total assets less total liabilities. During 2002 and 2001 the administrator voluntarily waived a portion of the administration fee. The administration fee charged in 2002 and 2001 was 0.04% of total assets less total liabilities. The administration and management fees are calculated and accrued on a monthly basis and generally paid on a quarterly basis.

2. Related Party Transactions (continued)

On July 31, 2001, the common stockholder contributed securities with an aggregate fair value of $62,406,639 and $82,000,000 in cash as additional paid in capital. On August 3, 2001, the Fund issued $100,000,000 of Series B Auction Market Preferred Stock (AMPS). The Fund purchased $182,000,000 in portfolio securities from the proceeds of the sale of the Series B AMPS and the cash contribution from the common shareholder.

For the year ended December 31, 2002, the Fund made an in-kind distribution to the common stockholder in the amount of $84,914,184. The common stocks distributed from the Fund's investment portfolio had a market value of $56,245,964 on the distribution date with an associated $28,668,220 in unrealized losses.

Dividends to the common stockholder were $3,191,114 and $684,288 for the years ended December 31, 2002 and 2001, respectively.

For the year ended December 31, 2002, capital contributions made by the common stockholder amounted to $60,684,288 of which $60,000,000 was used for the redemption of the Series A AMPS.

3. Investment Transactions

The aggregate cost of securities purchased and the aggregate proceeds of securities sold, excluding short-term securities, for the year ended December 31, 2002 were $9,871,112 and $7,880,569, respectively.

The cost of securities held at December 31, 2002 for federal income tax purposes was $386,975,776. As of December 31, 2002, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were $12,799,421 and $118,460,893, respectively, resulting in a net unrealized depreciation for tax purposes of $105,661,472.

4. Auction Market Preferred Stock

The Fund had outstanding, at December 31, 2002, 1,000 shares of Series B Auction Market Preferred Stock. The AMPS rate in effect on December 31, 2002 was 1.95%. The $100,000,000 of AMPS were issued in August 2001. During 2002, the Fund redeemed 600 shares of Series A AMPS.

4. Auction Market Preferred Stock (continued)

Each series of AMPS is redeemable at the option of the Fund in whole, but not in part, at a price of $100,000 per share plus accumulated and unpaid dividends. Dividends are cumulative from the date of original issue and are paid every 49 days at a rate set through auction. The Fund is subject to certain asset coverage tests, and the AMPS are subject to mandatory redemption if the tests are not met.

In addition, the AMPS are subject to mandatory redemption if the Fund ceases to qualify as a regulated investment company or if Merrill Lynch, Pierce, Fenner & Smith Incorporated ceases to be the broker dealer. The liquidation value under mandatory redemption of the AMPS is $100,000 per share plus accumulated and unpaid dividends.

5. Notes Payable

As of December 31, 2002, the Fund had $367,500 of principal notes outstanding to investors. The notes are due on August 24, 2025 and bear interest at a floating rate. The interest rate, which resets annually, is set at the one-year U.S. Treasury bill rate plus 4.00%. As of December 31, 2002, the Fund was paying interest at 6.57% per annum.

6. Distributions to Shareholders

The tax character of distributions paid during the years ended December 31, 2002 and 2001 were as follows:

	2002	2001
Distributions paid from:
Ordinary income	$5,415,022	$ 3,819,304
Net long-term capital gains	-	-
Total taxable distributions	5,415,022	3,819,304
Tax return of capital	-	-
Total distributions paid	$ 5,415,022	$ 3,819,304

6. Distributions to Shareholders (continued)

As of December 31, 2002 the components of accumulated deficit on a tax basis were as follows:

Undistributed ordinary income	$ -
Undistributed long-term capital gains	-
Accumulated earnings	-
Accumulated capital losses	(10,338,287)
Unrealized depreciation	(105,661,472)
Total accumulated deficit	$ (115,999,759)

Capital loss carryforward expiring December 31, 2008	$ 64,252
Capital loss carryforward expiring December 31, 2010	9,137,213
Post October 31 losses deferred to January 1, 2003	1,136,822
Accumulated capital losses	$ 10,338,287

To the extent future capital gains are offset by capital loss carryforward, such gains will not be distributed. Net capital losses incurred after October 31, and within the taxable year, are deemed to arise on the first business day of the Fund's next taxable year.

Select Asset Fund III

Notes to Financial Statements (continued)

7. Financial Highlights
	2002	2001	2000 (4)
For a share of common stock outstanding throughout the period:
Net asset value, beginning of period	$ 11.73	$ 7.02	$ -

Net investment income	0.23	0.17	0.04
Common stock equivalent of dividends paid to AMPS holders	(0.09)	(0.14)	(0.03)
Net realized and unrealized losses on investments	(2.98)	(1.55)	(0.50)
Total from investment operations	(2.84)	(1.52)	(0.49)

Capital contribution	2.63	6.26	10.11
Less distributions from net investment income:
Dividends paid to common shareholders	(0.14)	(0.03)	(0.01)
Less distributions from net realized gains:
Dividends paid to common shareholders	-	-	0.01
Less distributions from paid-in capital:
Return of capital to common stockholder	(3.67)	-	(2.60)
Total distributions	(3.81)	(0.03)	(2.60)
Net asset value, end of period	$ 7.71	$ 11.73	$ 7.02

Total investment return	-24.21%	-19.61%	-3.80%	(3)
Ratios/supplemental data:
Net assets at end of period (000s)	178,085	271,150	162,207
Average net assets (000s)	237,339	194,876	177,922
Ratio of expenses to average net assets
applicable to common stock (1)	0.27%	0.30%	0.11%
Ratio of expenses to average net assets prior to fee waivers (1)	0.61%	0.62%	0.39%
Management fee waiver (2)	.005%	.005%	.005%
Adminstration fee waiver (2)	0.21%	0.21%	0.22%
Ratio of net investment income to average net	0.61%	0.62%	0.39%
assets applicable to common stock (1)	1.34%	0.35%	0.09%
Portfolio turnover	2.13%	1.11%	1.01%
Asset coverage per AMPS share end of period	178,085	169,469	270,346
AMPS shares outstanding	1,000	1,600	600
Asset coverage for notes payable, end of period	48,459%	71,449%	42,742%
Notes payable, end of period	367,500	379,500	379,500

(1) Ratios are calculated on the basis of income and expenses applicable to both the common and preferred stock relative to the average net assets of the common stockholder. Ratios do not reflect the effect of dividend payments to AMPS holders.

(2) The management and administration fee waivers shown above are expressed as a percentage of total assets less liabilities.

(3) Total investment return for the period, not annualized.

(4) For the period from August 24, 2000 (commencement of operations) to December 31, 2000.

Select Asset Fund III

Portfolio of Investments in Securities

December 31, 2002

		Percent
No. of		of Total	Market
Shares		Market Value

COMMON STOCK

	AUTOMOBILES & COMPONENTS	0.87%

	AUTO COMPONENTS
2,604	COOPER TIRE & RUBBER		$ 39,945
5,297	DANA CORP		62,293
20,123	DELPHI AUTOMOTIVE SYSTEMS		161,990
6,317	GOODYEAR TIRE & RUBBER CO		43,019
3,201	JOHNSON CONTROLS INC		256,624
4,718	VISTEON CORP		32,837

	AUTOMOBILES
65,960	FORD MOTOR CO		613,428
20,117	GENERAL MOTORS CORP		741,513
10,859	HARLEY DAVIDSON INC		501,686
	TOTAL AUTOMOBILES & COMPONENTS		2,453,335

	BANKS	7.47%

	COMMERCIAL BANKS
12,779	AMSOUTH BANCORP		245,357
53,855	BANK OF AMERICA CORP		3,746,692
26,096	BANK OF NEW YORK INC		625,260
41,877	BANK ONE CORP		1,530,604
17,236	BB&T CORP		637,560
8,146	CHARTER ONE FINANCIAL INC		234,035
20,746	FIFTH THIRD BANCORP		1,214,678
4,546	FIRST TENNESSEE NATIONAL CORP		163,383
37,714	FLEET BOSTON FINANCIAL CORP		916,450
5,557	GOLDEN WEST FINANCIAL CORP		399,048
8,476	HUNTINGTON BANCSHARES INC		158,586
15,321	KEYCORP		385,170
7,881	MARSHALL & ILSLEY CORP		215,782
15,462	MELLON FINANCIAL CORP		403,713
21,975	NATIONAL CITY CORP		600,357
7,904	NORTHERN TRUST CO		277,035
10,183	PNC FINANCIAL CORP		426,668
7,907	REGIONS FINANCIAL CORP		263,778
12,459	SOUTHTRUST CORP		309,606

Select Asset Fund III

Portfolio of Investments in Securities (continued)

		Percent
No. of		of Total	Market
Shares		Market Value	Value

COMMON STOCK (CONTINUED)

	BANKS (CONTINUED)
10,176	SUNTRUST BANKS INC		$ 579,218
10,799	SYNOVUS FINANCIAL CORP		209,501
7,151	UNION PLANTERS CORP		201,229
68,935	US BANCORP		1,462,801
48,941	WACHOVIA CORP		1,783,410
29,919	WASHINGTON MUTUAL INC		1,033,103
60,830	WELLS FARGO CO		2,851,102
3,281	ZIONS BANCORP		129,104
	TOTAL BANKS		21,003,230

	CAPITAL GOODS	7.64%

	AEROSPACE/DEFENSE & DEFENSE
30,234	BOEING CO		997,420
7,237	GENERAL DYNAMICS CORP		574,401
4,123	GOODRICH B F CO		75,533
29,569	HONEYWELL INTERNATIONAL INC		709,656
16,429	LOCKHEED MARTIN CORP		948,775
5,365	NORTHROP GRUMMAN CORP		520,405
14,580	RAYTHEON CO		448,335
6,565	ROCKWELL COLLINS		152,702
17,015	UNITED TECHNOLOGIES CORP		1,053,909

	BUILDING PRODUCTS
615	AMERICAN STANDARD COS INC		43,751
17,651	MASCO CORP		371,554

	CONSTRUCTION & ENGINEERING
2,856	FLUOR CORP		79,968

	ELECTRICAL EQUIPMENT
7,077	AMERICAN POWER CONVERSON		107,217
3,271	COOPER INDUSTRIES INC		119,228
15,157	EMERSON ELECTRIC CO		770,733
2,861	POWER-ONE INC		16,222
6,646	ROCKWELL INTERNATIONAL CORP		137,639
2,107	THOMAS AND BETTS CORP		35,608

COMMON STOCKS (CONTINUED)

	INDUSTRIAL CONGLOMERATES
14,067	3M CO		$ 1,734,461
357,921	GENERAL ELECTRIC CORP		8,715,376
4,968	TEXTRON INC		213,574

	MACHINERY
12,377	CATERPILLAR INC		565,876
2,097	CRANE CO		41,793
1,522	CUMMINS ENGINE INC		42,814
5,479	DANAHER CORP		359,970
8,591	DEERE & CO		393,897
7,232	DOVER CORP		210,885
2,524	EATON CORP		197,150
11,032	ILLINOIS TOOL WORKS INC		715,536
6,058	INGERSOLL-RAND CO		260,857
3,282	ITT INDUSTRIES INC		199,185
2,192	NAVISTAR INTERNATIONAL CORP		53,288
4,168	PACCAR INC		192,270
4,372	PALL CORP		72,925
4,204	PARKER HANNIFIN CORP		193,931

	TRADING COMPANIES & DISTRIBUTORS
3,272	GRAINGER W W INC		168,671
	TOTAL CAPITAL GOODS		21,495,515

	COMMERCIAL SERVICES & SUPPLIES	1.96%

	COMMERCIAL SERVICES & SUPPLIES
7,069	ALLIED WASTE INDUSTRIES INC		70,690
6,229	APOLLO GROUP INC CL A		274,076
21,513	AUTOMATIC DATA PROCESSING		844,385
3,959	AVERY DENNISON CORP		241,816
6,480	BLOCK H & R INC		260,496
29,877	CENDANT CORP		313,111
6,153	CINTAS CORP		281,500
18,336	CONCORD EFS INC		288,609
6,231	CONVERGYS CORP		94,400

COMMON STOCK (CONTINUED)

	COMMERCIAL SERVICES & SUPPLIES (CONTINUED)
2,178	DE LUXE CORP		$ 91,694
4,035	DONNELLEY R R & SONS		87,842
5,130	EQUIFAX INC		118,708
27,088	FIRST DATA CORP		959,186
6,852	FISERV INC		232,625
13,562	PAYCHEX INC		378,380
8,491	PITNEY BOWES INC		277,316
6,218	ROBERT HALF INTERNATIONAL INC		100,172
5,122	SABRE GROUP HOLDINGS INC		92,759
21,871	WASTE MANAGEMENT INC		501,283
	TOTAL COMMERCIAL SERVICES & SUPPLIES		5,509,048

	CONSUMER DURABLES & APPAREL	1.10%

	HOUSEHOLD DURABLES
2,356	AMERICAN GREETINGS CL A		37,225
2,857	BLACK & DECKER CORP		122,537
2,185	CENTEX CORP		109,687
5,387	FORTUNE BRANDS INC		250,549
1,764	KB HOME		75,587
6,979	LEGGETT & PLATT INC		156,609
2,774	MAYTAG CO		79,059
9,597	NEWELL RUBBERMAID INC		291,077
2,187	PULTE CORP		104,692
2,107	SNAP ON TOOLS CORP		59,228
3,222	STANLEY WORKS		111,417
2,107	TUPPERWARE CORP		31,774
2,440	WHIRLPOOL CORP		127,417

	LEISURE EQUIPMENT & PRODUCTS
3,292	BRUNSWICK CORP		65,379
10,531	EASTMAN KODAK CO		369,006
6,231	HASBRO INC		71,968
15,751	MATTEL INC		301,632

COMMON STOCK (CONTINUED)

	TEXTILES, APPAREL & LUXURY GOODS
3,880	LIZ CLAIBORNE INC		$ 115,042
9,499	NIKE INC CL B		422,421
2,197	REEBOK INTERNATIONAL LTD		64,592
3,862	V F CORP		139,223
	TOTAL CONSUMER DURABLES & APPAREL		3,106,121

	DIVERSIFIED FINANCIALS	7.57%

	DIVERSIFIED FINANCIALS
47,227	AMERICAN EXPRESS CO		1,669,474
3,434	BEAR STEARNS COS INC		203,980
8,005	CAPITAL ONE FINANCIAL CORP		237,909
184,742	CITIGROUP INC		6,501,071
4,553	COUNTRYWIDE CREDIT INC		235,162
25,003	FEDERAL HOME LOAN MORTGAGE CORP		1,476,427
35,782	FEDERAL NATIONAL MORTGAGE ASSOCIATION		2,301,856
9,346	FRANKLIN RESOURCES INC		318,512
300	GOLDMAN SACHS GROUP INC		20,430
17,030	HOUSEHOLD INTERNATIONAL CORP		473,604
71,848	JP MORGAN CHASE & CO		1,724,352
8,556	LEHMAN BROTHERS HOLDINGS INC		455,949
45,974	MBNA CORP		874,425
31,058	MERRILL LYNCH & CO		1,178,651
5,451	MOODYS CORP		225,072
39,001	MORGAN STANLEY DEAN WITTER & CO		1,556,920
4,374	PRICE T ROWE GROUP INC		119,323
10,349	PROVIDIAN FINANCIAL CORP		67,165
48,285	SCHWAB CHARLES CORP		523,892
5,556	SLM CORP		577,046
11,713	STATE STREET CORP		456,807
7,999	STILWELL FINANCIAL INC		104,548
	TOTAL DIVERSIFIED FINANCIALS		21,302,575

COMMON STOCK (CONTINUED)

	ENERGY	5.90%

	ENERGY EQUIPMENT & SERVICES
12,122	BAKER HUGHES INC		$ 390,207
5,642	BJ SERVICES CO		182,293
15,654	HALLIBURTON CO		292,886
5,225	NABORS INDUSTRIES LTD		184,286
4,794	NOBLE CORP		168,509
3,367	ROWAN COS INC		76,431
11,445	TRANSOCEAN SEDCO FOREX INC		265,524

	OIL & GAS
3,198	AMERADA HESS CORP		176,050
8,923	ANADARKO PETROLEUM CORP		427,412
5,160	APACHE CORP		294,068
2,435	ASHLAND INC		69,471
7,241	BURLINGTON RESOURCES INC		308,829
38,384	CHEVRONTEXACO CORP		2,551,768
24,299	CONOCOPHILLIPS		1,175,829
5,653	DEVON ENERGY CORP		259,473
4,116	EOG RESOURCES INC		164,311
242,074	EXXON MOBIL CORP		8,458,066
3,623	KERR MCGEE CORP		160,499
11,209	MARATHON OIL CORP		238,640
13,559	OCCIDENTAL PETROLEUM CORP		385,754
2,785	SUNOCO INC		92,406
9,259	UNOCAL CORP		283,138
	TOTAL ENERGY		16,605,850

	FOOD & DRUG RETAILING	1.21%

	FOOD & DRUG RETAILING
13,652	ALBERTSONS INC		303,894
14,150	CVS CORP		353,326
27,775	KROGER CO		429,124
15,822	SAFEWAY INC		369,602
4,797	SUPERVALUE INC		79,198
23,621	SYSCO CORP		703,670
36,883	WALGREEN CO		1,076,615
5,051	WINN-DIXIE STORES INC		77,178
	TOTAL FOOD & DRUG RETAILING		3,392,607

COMMON STOCK (CONTINUED)

	FOOD BEVERAGE & TOBACCO	5.79%

	BEVERAGES
30,736	ANHEUSER BUSCH COS		$ 1,487,622
2,439	BROWN FORMAN INC CL B		159,413
89,140	COCA COLA CO		3,906,115
16,173	COCA COLA ENTERPRISES INC		351,278
1,256	COORS ADOLPH CO CL B		76,930
10,076	PEPSI BOTTLING GROUP INC		258,953
62,114	PEPSICO INC		2,622,453

	FOOD PRODUCTS
23,246	ARCHER DANIELS MIDLAND CO		288,250
14,731	CAMPBELL SOUP CO		345,737
19,274	CONAGRA INC		482,043
141	DEL MONTE FOODS CO		1,086
13,217	GENERAL MILLS INC		620,538
12,631	HEINZ H J CO		415,181
4,878	HERSHEY FOODS CORP		328,972
14,731	KELLOGG CO		504,831
28,004	SARA LEE CORP		630,370
8,079	WRIGLEY WILLIAM JR CO		443,376

	TOBACCO
74,428	PHILIP MORRIS CO INC		3,016,567
3,196	RJ REYNOLDS TOBACCO HOLDINGS		134,584
6,058	UST INC		202,518
	TOTAL FOOD BEVERAGE & TOBACCO		16,276,817

	HEALTH CARE EQUIPMENT & SERVICES	3.71%

	HEALTH CARE EQUIPMENT & SUPPLIES
7,566	APPLEREA CORP-APPLIED BIOSYS		132,708
1,852	BARD C R INC		107,416
1,936	BAUSCH & LOMB INC		69,696
21,328	BAXTER INTERNATIONAL INC		597,184
9,267	BECTON DICKINSON & CO		284,404
9,298	BIOMET INC		266,481
14,653	BOSTON SCIENTIFIC CORP		623,046
11,036	GUIDANT CORP		340,461

COMMON STOCK (CONTINUED)

	HEALTH CARE EQUIPMENT & SUPPLIES (CONTINUED)
43,908	MEDTRONIC INC		$ 2,002,205
1,774	MILLIPORE CORP		60,316
6,406	ST JUDE MEDICAL INC		254,446
7,166	STRYKER CORP		480,982
7,055	ZIMMER HOLDINGS INC		292,924

	HEALTH CARE PROVIDERS & SERVICES
5,385	AETNA US HEALTHCARE		221,431
5,049	ANTHEM INC		317,582
15,951	CARDINAL HEALTH INC		944,140
5,054	CIGNA CORP		207,820
18,500	HCA - THE HEALTHCARE COMPANY		767,750
14,224	HEALTHSOUTH CORP		59,741
5,856	HUMANA INC		58,560
10,085	IMS HEALTH INC		161,360
3,437	MANOR CARE INC		63,963
10,442	MCKESSON HBOC INC		282,247
3,500	QUEST DIAGNOSTICS INC		199,150
4,207	QUINTILES TRANSNATIONAL CORP		50,905
17,550	TENET HEALTHCARE CORP		287,820
10,952	UNITEDHEALTH GROUP INC		914,492
5,317	WELLPOINT HEALTH NETWORKS		378,356
	TOTAL HEALTH CARE EQUIPMENT & SERVICES		10,427,586

	HOTELS RESTAURANTS & LEISURE	0.82%

	HOTELS RESTAURANTS & LEISURE
6,144	DARDEN RESTAURANTS INC		125,645
4,046	HARRAHS ENTERTAINMENT INC		160,222
13,562	HILTON HOTELS CORP		172,373
15	INTERNATIONAL GAME TECHNOLOGY		1,139
8,568	MARRIOTT INTERNATIONAL CL A		281,630
45,690	MCDONALDS CORP		734,695
13,978	STARBUCKS CORP		284,872
7,154	STARWOOD HOTELS & RESORTS		169,836
4,120	WENDYS INTERNATIONAL INC		111,528
10,595	YUM! BRANDS INC		256,610
	TOTAL HOTELS RESTAURANTS & LEISURE		2,298,550

COMMON STOCK (CONTINUED)

	HOUSEHOLD & PERSONAL PRODUCTS	2.83%

	HOUSEHOLD PRODUCTS
7,945	CLOROX CO		$ 327,731
19,337	COLGATE PALMOLIVE CO		1,013,839
18,511	KIMBERLY CLARK CORP		878,717
46,725	PROCTER & GAMBLE CO		4,015,547

	PERSONAL PRODUCTS
2,108	ALBERTO CULVER CO CL B		106,243
8,507	AVON PRODUCTS INC		458,272
37,958	GILLETTE CO		1,152,405
	TOTAL HOUSEHOLD & PERSONAL PRODUCTS		7,952,754

	INSURANCE	4.65%

	INSURANCE
7,029	ACE LTD ORD		206,231
18,608	AFLAC INC		560,473
25,236	ALLSTATE CORP		933,480
3,786	AMBAC INC		212,925
93,805	AMERICAN INTERNATIONAL GROUP		5,426,619
11,143	AON CORP		210,491
6,141	CHUBB CORP		320,560
5,807	CINCINNATI FINANCIAL CORP		218,053
9,128	HARTFORD FINANCIAL SERVICES GROUP INC		414,685
5,153	JEFFERSON PILOT CORP		196,381
10,340	JOHN HANCOCK FINANCIALSERVICES INC		288,486
6,357	LINCOLN NATIONAL CORP		200,754
6,644	LOEWS CORP		295,392
19,283	MARSH & MCLENNAN COS INC		891,067
5,207	MBIA INC		228,379
25,161	METLIFE		680,353
3,607	MGIC INVESTMENT CORP		148,969
7,830	PROGRESSIVE CORP		388,603
4,976	SAFECO CORP		172,518
7,572	ST. PAUL COS INC		257,827
4,296	TORCHMARK CORP		156,933
36,079	TRAVELERS PROPERTY & CASUALTY CLASS B		528,557
8,671	UNUMPROVIDENT CORP		152,090
	TOTAL INSURANCE		13,089,826

COMMON STOCK (CONTINUED)

	MATERIALS	2.93%

	CHEMICALS
8,166	AIR PRODUCTS & CHEMICALS INC		$ 349,097
32,750	DOW CHEMICAL CO		972,675
35,694	DUPONT DE NEMOURS & CO		1,513,426
2,779	EASTMAN CHEMICAL		102,184
4,627	ECOLAB INC		229,037
4,632	ENGLEHARD CORP		103,525
1,762	GREAT LAKES CHEMICAL CORP		42,077
3,963	HERCULES INC		34,874
3,361	INTERNATIONAL FLAVORS & FRAGRANCES		117,971
9,428	MONSANTO CO		181,489
6,057	PPG INDUSTRIES INC		303,759
5,811	PRAXAIR INC		335,701
7,908	ROHM & HAAS CO		256,852
2,606	SIGMA-ALDRICH CORP		126,912

	CONSTRUCTION MATERIALS
3,615	VULCAN MATERIALS CO		135,563

	CONTAINERS & PACKAGING
2,017	BALL CORP		103,250
1,943	BEMIS CO		96,431
5,730	PACTIV CORP		125,258
3,034	SEALED AIR CORP		113,168
1,938	TEMPLE INLAND INC		86,842

	METALS & MINING
30,400	ALCOA INC		692,512
2,856	ALLEGHENY TECHNOLOGIES INC		17,793
5,222	FREEPORT-MCMORAN COPPER CL B		87,625
14,440	NEWMONT MINING CORP		419,193
2,773	NUCOR CORP		114,525
2,800	PHELPS DODGE CORP		88,620
3,713	UNITED STATES STEEL CORP		48,715
3,123	WORTHINGTON INDUSTRIES INC		47,595

COMMON STOCK (CONTINUED)

	PAPER & FOREST PRODUCTS
2,107	BOISE CASCADE CORP		$ 53,139
8,999	GEORGIA PACIFIC CORP		145,424
17,247	INTERNATIONAL PAPER CO		603,128
3,794	LOUISIANA PACIFIC CORP		30,580
7,222	MEADWESTVACO CORP		178,456
7,922	WEYERHAEUSER CO		389,837
	TOTAL MATERIALS		8,247,233

	MEDIA	4.16%

	MEDIA
160,764	AOL TIME WARNER		2,106,008
22,030	CLEAR CHANNEL COMMUNICATIONS INC		821,499
79,753	COMCAST CORP CL A		1,879,778
73,420	DISNEY WALT CO		1,197,480
2,933	DOW JONES & CO		126,794
9,599	GANNETT CO INC		689,208
13,909	INTERPUBLIC GROUP COS INC		195,839
2,938	KNIGHT-RIDDER INC		185,829
6,991	MCGRAW-HILL COS INC		422,536
1,766	MEREDITH CORP		72,600
5,477	NEW YORK TIMES CO CL A		250,463
6,731	OMNICOM GROUP INC		434,823
4,046	TMP WORLDWIDE INC		45,760
10,961	TRIBUNE CO		498,287
7,454	UNIVISION COMMUNICATIONS INC		182,623
63,386	VIACOM INC CL B		2,583,613
	TOTAL MEDIA		11,693,140

	PHARMACEUTICALS & BIOTECHNOLOGY	11.37%

	BIOTECHNOLOGY
35,970	AMGEN INC		1,738,790
5,398	BIOGEN INC		216,244
6,724	CHIRON CORP		252,822
7,508	MEDIMMUNE INC		203,992

COMMON STOCK (CONTINUED)

	PHARMACEUTICALS
56,252	ABBOT LABORATORIES		$ 2,250,080
4,628	ALLERGAN INC		266,665
69,721	BRISTOL MYERS SQUIBB CO		1,614,041
6,487	FOREST LABS		637,153
106,891	JOHNSON & JOHNSON		5,741,116
8,621	KING PHARMACEUTICALS INC		148,195
40,415	LILLY ELI & CO		2,566,353
80,811	MERCK & CO INC		4,574,711
221,607	PFIZER INC		6,774,526
46,489	PHARMACIA CORP		1,943,240
52,799	SCHERING PLOUGH		1,172,138
3,879	WATSON PHARMACEUTICALS INC		109,659
47,653	WYETH		1,782,222
	TOTAL PHARMACEUTICALS & BIOTECHNOLOGY		31,991,947

	REAL ESTATE	0.27%

	REAL ESTATE
14,773	EQUITY OFFICE PROPERTIES TRUST		369,030
6,652	PLUM CREEK TIMBER CO		156,987
6,708	SIMON PROPERTY GROUP INC		228,541
	TOTAL REAL ESTATE		754,558

	RETAILING	6.35%

	DISTRIBUTORS
6,321	GENUINE PARTS CO		194,687

	MULTILINE RETAIL
4,217	BIG LOTS INC		55,791
16,430	COSTCO WHOLESALE CORP		461,026
3,031	DILLARDS INC CL A		48,072
11,950	DOLLAR GENERAL		142,803
6,230	FAMILY DOLLAR STORES		194,438
7,040	FEDERATED DEPARTMENT STORES INC		202,470
12,127	KOHLS CORP		678,506
10,355	MAY DEPARTMENT STORES CO		237,958
4,888	NORDSTROM INC		92,725
9,596	PENNEY JC INC		220,804
11,367	SEARS ROEBUCK & CO		272,240
32,675	TARGET CORP		980,250
158,767	WAL MART STORES INC		8,019,321

COMMON STOCK (CONTINUED)

	SPECIALTY RETAIL
3,535	AUTOZONE INC		$ 249,748
10,528	BED BATH & BEYOND INC		363,532
11,581	BEST BUY INC		279,681
7,583	CIRCUIT CITY STORES		56,266
31,827	GAP INC		493,955
83,692	HOME DEPOT		2,005,260
18,781	LIMITED INC		261,619
28,046	LOWES COS		1,051,725
11,113	OFFICE DEPOT INC		164,028
6,042	RADIOSHACK CORP		113,227
5,384	SHERWIN WILLIAMS CO		152,098
16,944	STAPLES INC		310,075
5,217	TIFFANY & CO		124,738
18,956	TJX COS INC		370,021
7,667	TOYS R US		76,670
	TOTAL RETAILING		17,873,734

	SOFTWARE & SERVICES	5.31%

	INTERNET SOFTWARE & SERVICES
21,245	YAHOO INC		347,356

	IT CONSULTING & SERVICES
6,142	COMPUTER SCIENCES CORP		211,592
17,157	ELECTRONIC DATA SYSTEMS CORP		316,204
11,718	UNISYS CORP		116,008

	SOFTWARE
8,480	ADOBE SYSTEMS INC		211,237
4,026	AUTODESK INC		57,572
8,473	BMC SOFTWARE INC		144,973
6,119	CITRIX SYSTEMS INC		75,386
20,600	COMPUTER ASSOCIATES INTERNATIONAL INC		278,100
13,562	COMPUWARE CORP		65,098
7,372	INTUIT INC		345,894
3,033	MERCURY INTERACTIVE CORP		89,928

COMMON STOCK (CONTINUED)

	SOFTWARE (CONTINUED)
191,735	MICROSOFT CORP		$ 9,912,700
13,141	NOVELL INC		43,891
192,615	ORACLE CORP		2,080,242
9,437	PARAMETRIC TECHNOLOGY CORP		23,781
11,293	PEOPLESOFT INC		206,662
4,696	RATIONAL SOFTWARE CORP		48,791
17,474	SIEBEL SYSTEMS		130,706
14,829	VERITAS SOFTWARE CO		231,628
	TOTAL SOFTWARE & SERVICES		14,937,749

	TECHNOLOGY HARDWARE & EQUIPMENT	9.22%

	COMMUNICATIONS EQUIPMENT
28,623	ADC TELECOMMUNICATIONS INC		59,822
2,838	ANDREW CORP		29,175
12,998	AVAYA INC		31,845
259,898	CISCO SYSTEMS INC		3,404,664
6,738	COMVERSE TECHNOLOGY INC		67,515
41,249	CORNING INC		136,534
50,907	JDS UNIPHASE CORP		125,740
123,423	LUCENT TECHNOLOGIES INC		155,513
82,777	MOTOROLA INC		716,021
28,253	QUALCOMM INC		1,028,127
5,543	SCIENTIFIC ATLANTA		65,740
14,823	TELLABS INC		107,763

	COMPUTERS & PERIPHERALS
12,877	APPLE COMPUTER INC		184,527
93,183	DELL COMPUTER CORP		2,491,713
79,122	EMC CORP		485,809
11,613	GATEWAY INC		36,465
109,790	HEWLETT PACKARD CO		1,905,954
60,760	IBM CORP		4,708,900
4,549	LEXMARK INTERNATIONAL GROUP INC CL A		275,215
3,539	NCR CORP		84,016
12,128	NETWORK APPLIANCE INC		121,280
111,981	SUN MICROSYSTEMS		348,261

	ELECTRONIC EQUIPMENT & INSTRUMENTS
16,766	AGILENT TECHNOLOGIES INC		301,117
7,166	JABIL CIRCUIT INC		128,415
6,894	MOLEX INC		158,838
4,556	PERKINELMER INC		37,587
10,258	SANMINA CORP		46,058

COMMON STOCK (CONTINUED)

	ELECTRONIC EQUIPMENT & INSTRUMENTS (CONTINUED)
23,238	SOLECTRON CORP		$ 82,495
8,251	SYMBOL TECHNOLOGIES		67,823
3,098	TEKTRONIX INC		56,353
5,876	THERMO ELECTRON CORP		118,225
4,615	WATERS CORP		100,515

	OFFICE ELECTRONICS
26,471	XEROX CORP		213,092

	SEMICONDUCTOR EQUIPMENT & PRODUCTS
12,389	ADVANCED MICRO DEVICES		80,033
13,722	ALTERA CORP		169,329
13,131	ANALOG DEVICES INC		313,437
59,293	APPLIED MATERIALS INC		772,588
10,867	APPLIED MICRO CIRCUITS CORP		40,099
9,951	BROADCOM CORP		149,862
238,298	INTEL CORP		3,710,300
6,824	KLA INSTRUMENTS CORP		241,365
11,257	LINEAR TECHNOLOGY CORP		289,530
13,390	LSI LOGIC CORP		77,260
11,532	MAXIM INTEGRATED PRODUCTS		381,017
21,725	MICRON TECHNOLGY INC		211,602
6,480	NATIONAL SEMICONDUCTOR CORP		97,265
5,321	NOVELLUS SYSTEMS INC		149,414
3,370	QLOGIC CORP		116,299
6,564	TERADYNE INC		85,398
62,295	TEXAS INSTRUMENTS		935,048
12,121	XILINK INC		249,691
	TOTAL TECHNOLOGY HARDWARE & EQUIPMENT		25,950,654

	TELECOMMUNICATION SERVICES	4.32%

	DIVERSIFIED TELECOMMUNICATION
11,200	ALLTEL CORP		571,200
25,468	AT&T CORP		664,969
66,863	BELLSOUTH CORP		1,729,746
5,143	CENTURYTEL INC		151,101
10,195	CITIZENS COMMUNICATIONS CO		107,557
60,978	QWEST COMMUNICATIONS INTERNATIONAL		304,890
119,449	SBC COMMUNICATIONS INC		3,238,262
32,172	SPRINT CORP		465,851
98,378	VERIZON COMMUNICATIONS		3,812,148

COMMON STOCK (CONTINUED)

	WIRELESS TELECOMMUNICATION SERVICES
97,435	AT&T WIRELESS SERVICES		$ 550,508
34,652	NEXTEL COMMUNICATIONS INC CL A		400,231
35,969	SPRINT CORP PCS GROUP		157,544
	TOTAL TELECOMMUNICATION SERVICES		12,154,007

	TRANSPORTATION	0.89%

	AIR FREIGHT & LOGISTICS
10,691	FEDEX CORP		579,666
2,280	RYDER SYSTEMS INC		51,163

	AIRLINES
5,653	AMR CORP		37,310
4,468	DELTA AIR LINES INC		54,063
27,832	SOUTHWEST AIRLINES CO		386,865

	ROAD & RAIL
13,531	BURLINGTON NORTHERN SANTA FE		351,941
7,663	CSX CORP		216,940
13,978	NORFOLK SOUTHERN CORP		279,420
9,094	UNION PACIFIC CORP		544,457
	TOTAL TRANSPORTATION		2,501,825

	UTILITIES	2.93%

	ELECTRIC UTILITIES
4,552	ALLEGHENY ENERGY INC		34,413
5,522	AMEREN CORP		229,550
12,213	AMERICAN ELECTRIC POWER INC		333,781
10,947	CENTERPOINT ENERGY INC		93,050
6,068	CINERGY CORP		204,613
5,229	CMS ENERGY CORP		49,362
7,661	CONSOLIDATED EDISON INC		328,044
5,891	CONSTELLATION ENERGY GROUP		163,888
10,444	DOMINION RESOURCES INC		573,376
6,070	DTE ENERGY CO		281,648
11,701	EDISON INTERNATIONAL		138,657
7,988	ENTERGY CORP		364,173
11,638	EXELON CORP		614,137
10,674	FIRSTENERGY CORP		351,922
6,571	FPL GROUP INC		395,114
14,546	PG&E CORP		202,189
3,228	PINNACLE WEST CAPITAL CORP		110,043
5,907	PPL CORP		204,855
8,522	PROGRESS ENERGY INC		369,429
COMMON STOCK (CONTINUED)

	ELECTRIC UTILITIES (CONTINUED)
8,004	PUBLIC SERVICE ENTERPRISE GROUP		$ 256,928
25,616	SOUTHERN CO		727,238
5,632	TECO ENERGY		87,127
11,515	TXU CORP		215,100
14,368	XCEL ENERGY INC		158,048

	GAS UTILITIES
5,146	KEYSPAN CORP		181,345
4,378	KINDER MORGAN INC		185,058
1,603	NICOR INC		54,550
8,744	NISOURCE INC		174,880
1,261	PEOPLES ENERGY CORP		48,738
7,417	SEMPRA ENERGY		175,412

	MULTI-UTILITIES & UNREGULATED POWER
19,536	AES CORP		58,999
13,557	CALPINE CORP		44,196
29,807	DUKE POWER CO		582,429
13,407	DYNEGY INC		15,820
21,363	EL PASO CORP		148,686
14,454	MIRANT CORP		27,318
17,213	WILLIAMS COS INC		46,475
	TOTAL UTILITIES		8,230,591
TOTAL COMMON STOCK				$ 279,249,252

OTHER
	CASH EQUIVALENTS	0.73%

	CASH EQUIVALENTS
2,065,052	JANUS INSTL MONEY MARKET SER 2		$ 2,065,052
	TOTAL CASH EQUIVALENTS		2,065,052
TOTAL OTHER				2,065,052
	TOTAL INVESTMENTS - (cost $386,980,195)			$ 281,314,304

See accompanying notes.

Select Asset Fund III

Interested Persons*:

(1) Name, Age and Address,	(2) Positions Held with Fund	(3) Term of Office and Length of Time Served	(4) Principal Occupation During Past 5 Years	(5) Number of Portfolios in Fund Complex Overseen by Trustee	(6) Other Directorships Held by Trustee

James A. McIntosh, 52 411 W. Lafayette Detroit, MI 48226	President, Chief Executive Officer, Trustee and Member of the Executive Committee	term expires upon resignation or removal; since 2000	Founder of Select Consulting Group, LLC since May 2001; First Vice President, Comerica Bank & Trust, National Association, from 1999 to 2001; First Vice President, Comerica Bank, since 1994 to 2001.	1	None

Jane S. Miller, 60 411 W. Lafayette Blvd. Detroit, MI 48226	Trustee and Member of the Executive Committee	term expires upon resignation or removal; since 2000	Vice President, Comerica Bank & Trust, National Association, since 1998; Vice President, Comerica Bank, since 1992.	1	None

Robert H. Bockrath II, 35 411 W. Lafayette Blvd. Detroit, MI 48226	Secretary and Treasurer	term expires upon resignation or removal; since 2000	Vice President, Comerica Bank & Trust, National Association, since 2002; Vice President, Comerica Bank, since 2002; Assistant Vice President, Comerica Bank, from 1997 to 2002.	n/a	n/a

*Mr. McIntosh is an interested person because he is an officer of the Fund. Ms. Miller is an interested person because she is an officer of Comerica Bank & Trust, National Association and Comerica Bank, as noted above, each of which are affiliated persons of the Fund. Mr. Bockrath is an interested person because he is an officer of the Fund and an officer of Comerica Bank & Trust, National Association and Comerica Bank, as noted above.

Independent Persons:

(1) Name, Address, and Age	(2) Positions Held with Fund	(3) Term of Office and Length of Time Served	(4) Principal Occupation During Past 5 Years	(5) Number of Portfolios in Fund Complex Overseen by Trustee	(6) Other Trustee-ships Held by Trustee

John F. Sase, 52 411 W. Lafayette Blvd. Detroit, MI 48226	Trustee	term expires upon resignation or removal; since 2000	Head of research project, Focus Hope, since 1992; Consultant, Sase Associates, since 1992; Member of the faculty at School of Business Administration, Oakland University, since 1992.	1	None

Stephen E. Weiner, 62 411 W. Lafayette Blvd. Detroit, MI 48226	Trustee	term expires upon resignation or removal; since 2000	Retired, since 1998; Associate Director of Trust Investments, Ford Motor Co., from 1984-1997	1	None

Russell P. Flynn, 70 411 W. Lafayette Blvd. Detroit, MI 48226	Trustee	term expires upon resignation or removal; since 2000	Retired, since 1998; Director of Pension Fund Investment, Chrysler Corporation, from 1981-1997.	1	None

Board of Trustees:

The role of the Board of Trustees is to provide general oversight of the Fund's business, and to ensure that the Fund is operated for the benefit of its shareholders.

The Board of Trustees has two standing Committees, an Audit Committee and an Executive Committee. The Audit Committee consists of Trustees Russell P. Flynn and Stephen E. Weiner, both of whom are Independent Directors. The Audit Committee functions to assure the integrity and credibility of the Fund's financial reporting system. In its capacity, the Audit Committee makes recommendations to the Board of Trustees with respect to the engagement of independent accountants and reviews with the independent accountants the plan and results of the audit engagement and matters having a material effect on the Fund's financial operations. The Executive Committee consists of Trustees James A. McIntosh and Jane S. Miller and functions on behalf of the Board of Trustees in the intervals between meetings of the Board of Trustees based on the authority granted to it by the Board.